Property, Plant and Equipment - Q2 (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Leasehold improvements, gross	$ 2,542,043		$ 2,542,043		$ 2,542,044	$ 3,170,598
Computer equipment, gross	762,977		762,977		754,502	669,782
Furniture and fixtures, gross	455,220		455,220		452,696	488,807
Property, plant and equipment, gross	3,760,240		3,760,240		3,749,242	4,329,187
Accumulated depreciation, depletion and amortization, property, plant, and equipment	(3,387,461)		(3,387,461)		(3,299,417)	(3,497,251)
Property, plant and equipment, net	372,779		372,779		449,825	831,936
Depreciation and other amortization	$ 43,592	$ 68,076	$ 88,044	$ 146,854	$ 247,357	$ 351,561	$ 463,137